Current Projects (FY) (Details) ¥ in Thousands, $ in Thousands, $ in Thousands									1 Months Ended						2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 04, 2019 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	May 10, 2017 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2016 CNY (¥)	Apr. 30, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Oct. 31, 2018	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Jun. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Apr. 29, 2019	Jul. 31, 2018 USD ($)	Jul. 31, 2017 AUD ($)	Aug. 31, 2009
Short-term funding amount																$ 8,000
Loan agreement, term																5 years		5 years
Variable interest entity, qualitative or quantitative information, ownership percentage																		25.00%
Impairments																		$ 5,000	$ 3,500
Yima Joint Venture [Member]
Variable interest entity, qualitative or quantitative information, ownership percentage																		75.00%
Impairments																		$ 500	350
Yima Joint Venture [Member] | Third Parties [Member]
Cost method investments											$ 5,000				$ 0		$ 0	0	5,000
Batchfire Resources Pty Ltd [Member]
Variable interest entity, qualitative or quantitative information, ownership percentage																	7.00%
Cost method investments											0				$ 0		$ 0	$ 0	0
Batchfire Resources Pty Ltd [Member] | Maximum [Member]
Ownership percentage purchased																				11.00%
Batchfire Resources Pty Ltd [Member] | Minimum [Member]
Ownership percentage purchased																				7.00%
Cape River Resources Pty Ltd [Member]
Ownership percentage purchased															15.00%		15.00%	15.00%
Equity method investments															$ 0		$ 0	$ 0
Pentland Coal Mine [Member] | GNE [Member]
Variable interest entity ownership percentage, sold									100.00%
Townsville Metals Infrastructure Pty Ltd [Member]
Ownership percentage purchased															15.00%		15.00%	15.00%
Variable interest entity, qualitative or quantitative information, ownership percentage																	38.00%
Equity method investments															$ 0		$ 0	$ 0
Yima Joint Venture [Member]
Variable interest entity, qualitative or quantitative information, ownership percentage																	75.00%	25.00%
AFE [Member]
Services revenue, delivery of a process design package				$ 2,000
Loan agreement, term				3 months
Payments to acquire equity method investments											$ 160		$ 470
Variable interest entity, qualitative or quantitative information, ownership percentage											36.00%
Equity method investments											$ 0				$ 0		$ 0	$ 0	0
AFE [Member] | Synthesis Energy Systems Technology, LLC [Member]
Stock issued during termination | shares	2,000
AFE [Member] | Synthesis Energy Systems Technology, LLC [Member] | April 4, 2019 [Member]
Ownership percentage purchased															100.00%		100.00%	100.00%
Shares issued in acquisition to parent company | shares																	1,000,000
Consideration payable in acquisition to parent company, description																	(i) an additional $2.0 million in three equal installments, with the first installment paid at closing and the remainder over the subsequent twelve months, and (ii) $3.8 million on the earlier of the closing of a construction financing by AFE or five years from closing.
Shares issued in settlement of invoices | shares																	1,000,000
Amount paid in settlement of invoices																	$ 100
AFE [Member] | First Installment Paid [Member] | Synthesis Energy Systems Technology, LLC [Member]
Payments for installments	$ 2,000
AFE [Member] | Earlier of The Closing [Member] | Synthesis Energy Systems Technology, LLC [Member]
Payments for installments	3,800
AFE [Member] | First Million [Member] | Synthesis Energy Systems Technology, LLC [Member]
Accounts receivable with the fair value	100
AFE [Member] | Second Million [Member] | Synthesis Energy Systems Technology, LLC [Member]
Deferred liability of down payment on purchase of subsidary	$ 70
AFE [Member] | Loan Agreement [Member]
Short-term funding amount																					$ 260
Debt Instrument, interest rate, stated percentage																					6.00%
AFE [Member] | Loan Agreement [Member] | Australian Dollar [Member]
Short-term funding amount																						$ 350
SES EnCoal Energy [Member]
Ownership percentage purchased															50.00%	50.00%	50.00%	50.00%
Payments to acquire equity method investments										$ 11	76	$ 6
Equity method investments											$ 36				$ 19	$ 19	$ 19	$ 19	36
Yima Joint Venture [Member]
Ownership percentage purchased																							25.00%
Due from joint ventures												2,500
Proceeds from reimbursement of construction costs by joint venture																			900
Cost-method investments, other than temporary impairment																			3,500
Impairments															$ 350			$ 500
Yima Joint Venture [Member] | Chinese Renminbi Yuan [Member]
Due from joint ventures												$ 16,000
Proceeds from reimbursement of construction costs by joint venture																			$ 6,150
STT [Member]
Proceeds from capital contribution							$ 8,000
STT [Member] | Two Years [Member]
Proceeds from capital contribution					$ 680		680
STT [Member] | Chinese Renminbi Yuan [Member]
Proceeds from capital contribution | ¥								¥ 5,380
STT [Member] | Chinese Renminbi Yuan [Member] | Two Years [Member]
Proceeds from capital contribution | ¥						¥ 4,620		4,620
TSEC Joint Venture [Member]
Ownership percentage purchased													25.00%	25.00%	35.00%		35.00%	35.00%
Equity method investments															$ 0	$ 0	$ 0	$ 0
Proceeds from capital contribution							$ 1,490
Gain loss on restructuring		$ 11,150
TSEC Joint Venture [Member] | Payments of Remaining Funds Related to the Restructuring Agreement [Member]
Ownership percentage purchased													25.00%	25.00%
Ownership percentage description													Innovative Coal Chemical Design Institute ("ICCDI") has became a 25% owner of the TSEC Joint Venture, we decreased our ownership to 25% and STT decreased its ownership to 50%.	Innovative Coal Chemical Design Institute ("ICCDI") has became a 25% owner of the TSEC Joint Venture, we decreased our ownership to 25% and STT decreased its ownership to 50%.
Revenue from related parties													$ 1,700
TSEC Joint Venture [Member] | Payments of Outstanding Invoices for Services [Member]
Revenue from related parties													$ 180
TSEC Joint Venture [Member] | Chinese Renminbi Yuan [Member]
Proceeds from capital contribution | ¥								¥ 100
Gain loss on restructuring | ¥			¥ 170
TSEC Joint Venture [Member] | Chinese Renminbi Yuan [Member] | Payments of Remaining Funds Related to the Restructuring Agreement [Member]
Revenue from related parties | ¥														¥ 11,150
TSEC Joint Venture [Member] | Chinese Renminbi Yuan [Member] | Payments of Outstanding Invoices for Services [Member]
Revenue from related parties | ¥														¥ 1,200